FAIR VALUE MEASUREMENTS, Change in Level 3 Fair Value of Warrant Liabilities (FY) (Details) - USD ($)	3 Months Ended			6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Unobservable Input Reconciliation [Roll Forward]
Change in fair value of warrant liabilities	$ 5,068,000	$ 181,000	$ 181,000	$ (7,240,000)
Warrant Liabilities [Member]
Unobservable Input Reconciliation [Roll Forward]
Level 3 - Beginning balance	0	0		0
Initial measurement on September 17, 2020				16,290,000
Change in fair value of warrant liabilities				7,240,000
Level 3 - Ending balance				0
Warrant Liabilities [Member] | Level 2 [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfer from Level 3				(8,580,000)
Warrant Liabilities [Member] | Level 1 [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfer from Level 3				(14,950,000)
Warrant Liabilities [Member] | Private Placement Warrants [Member]
Unobservable Input Reconciliation [Roll Forward]
Level 3 - Beginning balance	0	0		0
Initial measurement on September 17, 2020				5,940,000
Change in fair value of warrant liabilities				2,640,000
Level 3 - Ending balance				0
Warrant Liabilities [Member] | Private Placement Warrants [Member] | Level 2 [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfer from Level 3				(8,580,000)
Warrant Liabilities [Member] | Private Placement Warrants [Member] | Level 1 [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfer from Level 3				0
Warrant Liabilities [Member] | Public Warrants [Member]
Unobservable Input Reconciliation [Roll Forward]
Level 3 - Beginning balance	$ 0	$ 0		0
Initial measurement on September 17, 2020				10,350,000
Change in fair value of warrant liabilities				4,600,000
Level 3 - Ending balance				0
Warrant Liabilities [Member] | Public Warrants [Member] | Level 2 [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfer from Level 3				0
Warrant Liabilities [Member] | Public Warrants [Member] | Level 1 [Member]
Unobservable Input Reconciliation [Roll Forward]
Transfer from Level 3				$ (14,950,000)